Share-Based Compensation Plans Share-Based Compensation Plans, Restricted Stock Activity (Details) (04 Plan and 07 Incentive Plan, Restricted stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
04 Plan and 07 Incentive Plan | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares outstanding, beginning of period	419,000	334,000	186,000
Shares, granted	182,000	156,000	222,000
Shares, vested	(221,000)	(70,000)	(73,000)
Shares cancelled/forfeited	(1,000)	(1,000)	(1,000)
Shares outstanding, end of period	379,000	419,000	334,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares outstanding, weighted average grant date fair value, beginning of period	$ 40.01	$ 38.96	$ 43.52
Shares, weighted average grant date fair value, granted	$ 51.99	$ 42.95	$ 36.02
Shares, weighted average grant date fair value, vested	$ 44.77	$ 42.21	$ 41.51
Shares, weighted average grant date fair value, cancelled/forfeited	$ 39.12	$ 35.81	$ 45.35
Shares outstanding, weighted average grant date fair value, end of period	$ 42.97	$ 40.01	$ 38.96